Consolidated income statement (Parenthetical)			101 Months Ended
	May 05, 2025	Dec. 13, 2016	May 05, 2025
Gruyere Gold project
Condensed Statement of Income Captions [Line Items]
Percentage of ownership in joint operation	50.00%	50.00%	50.00%